Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Dry Docking Activity

Dry docking activity for the three years ended December 31, 2012, 2011, and 2010, is summarized as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance at the beginning of the year	128,987	143,103	172,053
Costs incurred for drydocking	35,336	54,296	57,156
Dry-dock amortization	(57,082)	(67,180)	(86,106)
Write down / sale of vessels	(6,313)	(1,232)	—

Balance at the end of the year	100,928	128,987	143,103

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2012.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2012 $	2011 $
Direct financing leases	Payment activity	Performing	436,601	459,908
Other loan receivables
Investment in term loans and interest receivable	Collateral	Performing(2)	119,385	188,616
Investment in term loans and interest receivable	Collateral	(3)	69,371	—
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	206,903	85,248
Long term receivable included in other assets	Payment activity	Performing	1,704	786

			833,964	734,558

(1)	The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or Teekay Tangguh Subsidiary). During the year ended December 31, 2012, one of Teekay LNG’s joint venture partner’s parent company, PT Berlian Laju Tanker (or BLT), suspended trading on the Jakarta Stock Exchange and entered into a court-supervised restructuring under the Suspension of Payment process in Indonesia, in order to restructure its debts. The Company believes the loans to BLT and Teekay LNG’s joint venture partner, BLT LNG Tangguh Corporation, totaling $24.0 million as at December 31, 2012 (2011—$19.1 million) are collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Subsidiary that can be used to repay the loan and given the underlying collateral securing the loans to BLT.
(2)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreements based upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, two 2010-built Very Large Crude Carriers.
(3)	As of December 31, 2012, the estimated fair value of the asset that has been pledged as collateral for the loan is greater than 95% of the principal amount of the loan and unpaid interest. Subsequent to the end of the year, the borrower did not pay in full the January 31, 2013 interest payment. Based on a review of the borrower’s financial condition, it is expected that a full recovery of all amounts due under the loan agreement will be dependent upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, a 2011-built Very Large Crude Carrier.

Schedule of Accumulated Other Comprehensive (Loss) Income

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized Gain (Loss) on Available for Sale Marketable Securities $	Foreign Exchange Loss on Currency Translation $	Total $
Balance as of December 31, 2009	2,923	(10,294)	5,837	—	(1,534)
Other comprehensive (loss) income	(628)	(7,245)	1,236	—	(6,637)

Balance as of December 31, 2010	2,295	(17,539)	7,073	—	(8,171)
Other comprehensive loss	(2,601)	(5,402)	(7,729)	—	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)